Note 8 - Exceptional Items	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of exceptional items [text block]
8.	EXCEPTIONAL ITEMS

	2019	2018	2017
Result through exchange transaction of shareholdings (i)	–	30.0	–
Restructuring (ii)	(101.8)	(175.5)	(104.9)
Costs arising from business combinations	–	–	(3.8)
Result on sale of subsidiary (iii)	–	78.6	–
Acquisition of subsidiaries	–	(1.5)	–
Effect of application of IAS 29 (hyperinflation)	(5.3)	(18.0)	–
State amnesty (iv)	(290.1)	–	–
	(397.2)	(86.4)	(108.7)

(i) As described in Note
1
(b)
Perpetual licensing agreement with Quilmes
.

(ii) The restructuring expenses recognized refer mainly to the realignment of the structures and processes in the Latin America geographical segment, CAC and Brazil.

(iii) As described in Note
1
(b)
Sale of subsidiary
.

(iv) The payment of Amnesty in the State of Mato Grosso is a requirement from the Brazilian government for the propose to continue with tax incentives, according to Complementary Law
No.
160/17,
regulated by complementary law of the State of Mato Grosso
No.
631/19.